Amounts Due From Former Group Companies (Details) - Schedule of Amounts Due From Former Group Companies - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Amounts Due from Former Group Companies [Abstract]
Amounts due from former group companies - net	$ 7,829,668